Other Assets - Schedule of Other Current Assets (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Assets [Line Items]
Other current assets		$ 3,639,417	$ 4,035,397
Deferred Financing Costs Related to Undrawn Debt Facilities [Member]
Schedule of Other Current Assets [Line Items]
Other current assets	[1]	2,303,132	1,765,724
Prepayments [Member]
Schedule of Other Current Assets [Line Items]
Other current assets		692,147	646,721
VAT receivable [Member]
Schedule of Other Current Assets [Line Items]
Other current assets			1,387,455
Other [Member]
Schedule of Other Current Assets [Line Items]
Other current assets	[2]	$ 644,138	$ 235,497

[1]	Deferred financing costs primarily represent the fair value of equity shares issued to lenders in connection with committed debt facilities for which borrowings were discretionary and had not been drawn as of the reporting date. The portion of deferred financing costs expected to be reclassified within the next twelve months is presented as current, with the remainder presented as non-current. Refer to Note 12 for additional information.
[2]	Included within Other assets is an advance salary payment to a member of key management totaling USD 316,667. The advance is non-interest-bearing.